Revenue from collaboration agreements (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Summary of Deferred revenue related to the collaboration agreements

Deferred revenue related to the collaboration agreements consists of the following:

	As of
	June 30,2025	December 31, 2024
	(Euros in thousands)
Current	24,389	35,908
Non-current	27,561	34,161
Total	51,950	70,069

Summary of revenue from collaboration agreements explanatory

Revenue from collaboration agreements was realized with the following partners:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	(Euros in thousands)		(Euros in thousands)
Revenue from collaboration agreements:
Moderna, United States	3,795	8,720	18,197	18,303
BMS, United States	942	10,035	5,121	15,770
Genmab, Denmark	—	—	—	14,951
Total	4,737	18,755	23,318	49,024